INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS

Figures in millions - US Dollars	Goodwill	Other	Total

Cost
Balance at 1 January 2021	126	96	222
Additions	—	1	1
Transfers and other movements (1)	—	(1)	(1)
Translation	(7)	(1)	(8)
Balance at 31 December 2021	119	95	214
Accumulated amortisation and impairments
Balance at 1 January 2021	—	91	91
Amortisation for the year	—	3	3
Transfers and other movements (1)	—	(1)	(1)
Translation	—	(1)	(1)
Balance at 31 December 2021	—	92	92
Net book value at 31 December 2021	119	3	122
Cost
Balance at 1 January 2022	119	95	214
Additions	—	1	1
Translation	(6)	(1)	(7)
Balance at 31 December 2022	113	95	208
Accumulated amortisation and impairments
Balance at 1 January 2022	—	92	92
Amortisation for the year	—	1	1
Impairment of goodwill	8	—	8
Translation	—	1	1
Balance at 31 December 2022	8	94	102
Net book value at 31 December 2022	105	1	106
Cost
Balance at 1 January 2023 (2)	105	95	200
Additions	—	1	1
Transfers and other movements (1)	—	1	1
Translation	—	(2)	(2)
Balance at 31 December 2023	105	95	200
Accumulated amortisation and impairments
Balance at 1 January 2023 (2)	—	94	94
Amortisation for the year	—	1	1
Translation	—	(2)	(2)
Balance at 31 December 2023	—	93	93
Net book value as 31 December 2023	105	2	107
(1)Transfers and other movements include amounts from asset reclassifications and amounts written off.
(2)The goodwill opening balances for cost and accumulated amortisation and impairments have been netted off to reflect the appropriate remaining goodwill balance.
Impairment calculation assumptions for goodwill
2023
Based on an analysis carried out by the Group in 2023, the carrying value and fair value less costs to dispose of the CGU that includes significant goodwill is:

	2023
	US Dollars
Figures in millions	Carrying Value	Fair value less costs to dispose
Sunrise Dam	228	263
As at 31 December 2023, the recoverable amount of Sunrise Dam exceeded its carrying amount by $35m. Sunrise Dam had
$105m goodwill at 31 December 2023. The approved life-of-mine of Sunrise Dam is planned until 2028, however, for impairment testing purposes, resources not included in the current approved life-of-mine plan where management has high confidence in the orebody and economical recovery of gold, based on historical and similar geological experience, were included in the discounted cash flow model. The attributable resource value ounces have been included in the discounted cash flow model applied based on historical conversion factors in converting resources to reserves. The fair value less costs to dispose is derived from a discounted cash flow model using a real discount rate of 5%. This is a level 3 fair value measurement.
It is estimated that a decrease of the gold price assumptions by 2.3%, or an increase in the discount rate of 5.1% to 10.1%, or an increase of 2.4% in the A$/US$ exchange rate, would cause the recoverable amount of this CGU to equal its carrying amount.
The sensitivity analysis has been provided on the basis that the key assumption changes without a change in the other assumptions. However, for a change in each of the assumptions used, it is impracticable to disclose the consequential effect of changes on the other variables used to measure the recoverable amount because these assumptions and others used in impairment testing of goodwill are inextricably linked.
2022
Based on an analysis carried out by the Group in 2022, the carrying value and value in use of the CGU that includes significant goodwill is:

	2022
	US Dollars
Figures in millions	Carrying Value	Value in use
Sunrise Dam	230	293
As at 31 December 2022, the recoverable amount of Sunrise Dam exceeded its carrying amount by $63m. Sunrise Dam had
$105m goodwill at 31 December 2022. The approved life-of-mine of Sunrise Dam is planned until 2028. The value in use is derived from a discounted cash flow model using a real discount rate of 4.6%.
It is estimated that a decrease of the long-term real gold price of $1,731/oz by 4.5%, or an increase in the discount rate of 4.6%
to 13.9%, would cause the recoverable amount of this CGU to equal its carrying amount. The sensitivity analysis has been provided on the basis that the key assumption changes without a change in the other assumptions. However, for a change in each of the assumptions used, it is impracticable to disclose the consequential effect of changes on the other variables used to measure the recoverable amount because these assumptions and others used in impairment testing of goodwill are inextricably linked.

Significant accounting judgements and estimates For significant accounting judgements and estimates relating to impairments see Note 12.

Accounting policies
Where an investment in a subsidiary, joint venture or an associate is made, any excess of the consideration transferred over the fair value of the attributable Mineral Resource including value beyond Proven and Probable Mineral Reserve, exploration properties and net assets is recognised as goodwill.
Goodwill is not amortised, is tested annually for impairment or whenever events or changes in circumstances indicate that the carrying amount may not be recoverable and carried at cost less accumulated impairment losses. Gains and losses on the disposal of an entity include the carrying amount of goodwill relating to the entity sold. Goodwill is allocated to cash generating units for the purpose of impairment testing.